Retention receivables, net	12 Months Ended
Jun. 30, 2024
Retention Receivables Net
Retention receivables, net

6. Retention receivables, net

Retention receivables, net consisted of the following retention receivables matured within one year:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Retention receivables	103,466	237,726	300,486
Less: allowance for expected credit losses	(40,259)	(24,030)	(30,374)
Total retention receivables, net	63,207	213,696	270,112

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	-	40,259	50,887
Addition (reversal)	40,259	(16,229)	(20,513)
Balance, end of year	40,259	24,030	30,374